Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	$ 2,400	$ 2,546
Effect of changes in foreign exchange rates	(115)	73
Acquisitions through business combinations		0
Provisions made	535	308
Provisions used	(806)	(419)
Provisions reversed	(56)	(160)
Other movements	(40)	52
Ending balance	1,918	2,400
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	153	232
Effect of changes in foreign exchange rates	(7)	15
Acquisitions through business combinations		0
Provisions made	69	88
Provisions used	(75)	(186)
Provisions reversed	(2)	(2)
Other movements	(8)	6
Ending balance	130	153
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	1,383	1,466
Effect of changes in foreign exchange rates	(65)	20
Acquisitions through business combinations		0
Provisions made	195	185
Provisions used	(377)	(135)
Provisions reversed	(54)	(160)
Other movements	(5)	7
Ending balance	1,077	1,383
Other - Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	864	848
Effect of changes in foreign exchange rates	(43)	38
Acquisitions through business combinations		0
Provisions made	271	35
Provisions used	(354)	(99)
Provisions reversed		2
Other movements	(27)	39
Ending balance	$ 711	$ 864